Supplement to the currently effective PROSPECTUS

Deutsche Global Income Builder Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-section of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2012.

Darwei Kung, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.

Kevin Bliss, Director. Portfolio Manager of the fund. Began managing the fund in 2017.

The following information replaces similar disclosure contained under the “MANAGEMENT” sub-section of the “Fund Details” section of the fund’s prospectus.

John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2012.

•	Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.
•	Investment industry experience began in 1993.
•	BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.

•	Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
•	Portfolio Manager: New York.
•	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.

•	Joined Deutsche Asset Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
•	Senior Portfolio Manager, Head of Tax Managed Equities: New York.
•	PhD in Chemistry, Princeton University.

Kevin Bliss, Director. Portfolio Manager of the fund. Began managing the fund in 2017.

•	Joined Deutsche Asset Management in 2000. Prior to his current role, he served as a rates and credit portfolio manager in London from 2009 to 2016.
•	Fixed Income Portfolio Manager: New York.
•	BA in International Relations (Concentration in Security Studies, Minor in Business), Boston University.

Please Retain This Supplement for Future Reference

October 25, 2017

PROSTKR-975